Annual Fund Operating Expenses - iShares MSCI Frontier and Select EM ETF - iShares MSCI Frontier 100 ETF	Dec. 30, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	The amount rounded to 0.00%.